Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current
Accounts receivable	$ 11	¥ 73	¥ 125
Other receivables	0	0	0
Inventory impairment	181	1,181	1,141
Allowance for impairment	873	5,693
Deferred tax assets - current	1,065	6,947	1,266
Non-current
Property, plant and equipment, principally due to differences in depreciation	54	352	493
Construction in progress, principally due to capitalized interest	(238)	(1,555)	(1,980)
Lease prepayments, principally due to differences in charges	(46)	(299)	(310)
Allowance for advanced to supplier-long term	24	155	16
Net loss carryforward	0	0	0
Deferred tax assets - non current	(206)	(1,347)	(1,781)
Net deferred income tax assets	$ 859	¥ 5,600	¥ (515)